Restructuring	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
2014 Restructuring
During the fourth quarter of 2014, we recorded pretax charges of $37.1 million in restructuring charges in connection with the acquisition of Enzymatics discussed in Note 5 "Acquisitions" and from the implementation of headcount reductions and facility consolidations to further streamline operations and various measures as part of a commitment to continuous improvement and related to QIAGEN moving into a new strategic phase that involves a greater emphasis on Next-Generation Sequencing (NGS) and bioinformatics. Of these charges, $26.4 million is recorded in cost of sales, $2.4 million is recorded in sales and marketing, and $8.3 million is recorded in general, administrative, integration and other. The pretax charge consists of $6.4 million for workforce reductions, $19.6 million for fixed asset abandonment charges, $8.7 million for intangible asset abandonment charges in line with strategic initiatives to keep our activities technologically and competitively current. Additionally, we incurred contract termination and consulting costs of $2.4 million. At December 31, 2014, a restructuring accrual of $12.1 million was included in accrued and other liabilities and $2.6 million is included in other long term liabilities in the accompanying consolidated balance sheet. We do not expect to record additional restructuring charges in 2015 related to this program.
2011 Restructuring
Late in 2011, we began a project to enhance productivity by streamlining the organization and reallocating resources to strategic initiatives to help drive growth and innovation, strengthen our industry leadership position and improve longer-term profitability. This project aims to eliminate organizational layers and overlapping structures, actions that we expect will enhance our processes, speed and productivity. The last group of initiatives included actions to focus R&D activities on higher-growth areas in all customer classes, concentrate operations at fewer sites, and realign sales and regional marketing teams in the U.S. and Europe to better address customer needs in a more streamlined manner across the continuum from basic research to translational medicine and clinical diagnostics. Restructuring charges were recorded in 2013 as part of this transformational project.
The following table summarizes the cash components of the restructuring costs. At December 31, 2014 and 2013, restructuring accruals of $0.7 million and $10.6 million, respectively, were included in accrued and other liabilities in the accompanying consolidated balance sheets.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2012	$2,321	$2,466	$137	$4,924
Additional costs in 2013	30,799	372	8,700	39,871
Payments	(22,259)	(1,256)	(7,866)	(31,381)
Release of excess accrual	(1,312)	(1,101)	(460)	(2,873)
Foreign currency translation adjustment	233	(168)	—	65
Balance at December 31, 2013	$9,782	$313	$511	$10,606
Payments	(8,071)	(313)	(511)	(8,895)
Release of excess accrual	(775)	—	—	(775)
Foreign currency translation adjustment	(210)	—	—	(210)
Balance at December 31, 2014	$726	$—	$—	$726

The costs in the above table do not include consulting costs associated with third-party service providers that are assisting with executing the restructuring. We accrue for consulting costs as the services are provided.
Since 2011, we have incurred cumulative restructuring costs totaling $234.6 million which include $56.4 million for personnel related costs, $97.7 million of impairments, and $80.5 million of contract, consulting and other related costs. We did not record additional restructuring charges in 2014 related to this program.
In 2013, we recorded pretax charges of restructuring charges of $78.1 million in general and administrative, restructuring, integration and other. The pretax charges consist of $27.3 million for personnel related costs, $11.8 million of fixed and intangible asset impairments, $2.1 million for contract termination costs, and $36.9 million of other costs including consulting costs. Additionally, we recorded $40.6 million in cost of sales which includes $25.2 million of fixed and intangible asset impairments, $6.5 million for contract termination costs, $5.1 million for the write off of inventory, $3.5 million for personnel costs, and $0.3 million of other costs.
In 2012, we recorded pretax charges of restructuring charges of $41.0 million in general and administrative, restructuring, integration and other which consisted of $5.5 million for personnel related costs, $13.6 million of asset impairments, $3.1 million for contract termination costs (including lease closure costs), and $18.8 million of other costs including consulting costs.